Share Based Payment - Summary of Number and Weighted Average Exercise Prices of Restricted Shares (Details) - Restricted Stock - SFr / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of awards, Outstanding beginning balance	1,186,931	1,186,931	1,186,931
Number of restricted stocks granted and exercised during the year
Number of awards, Outstanding ending balance	1,186,931	1,186,931	1,186,931
Number of restricted stocks not subject to repurchase	1,186,931	1,088,838	934,044
Weighted average exercise price issued and exercised beginning balance	SFr 1.73	SFr 1.73	SFr 1.73
Weighted average exercise price granted and exercised during the year
Weighted average exercise price issued and exercised ending balance	1.73	1.73	1.73
Weighted average exercise price not subject to repurchase	SFr 1.73	SFr 1.71	SFr 1.66